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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/16

Item 1. Schedule of Investments.

Invesco Senior Income Trust Quarterly Schedule of Portfolio Holdings May 31, 2016

invesco.com/us	VK-CE-SINC-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Variable Rate Senior Loan Interests–116.84%(b)(c)

Aerospace & Defense–2.71%

BE Aerospace Inc., Term Loan	3.75%	12/16/2021	$2,327	$2,342,476
CAMP International Holding Co., First Lien Term Loan	4.75%	05/31/2019	1,256	1,256,228
Consolidated Aerospace Manufacturing, LLC, Term Loan	4.75%	08/11/2022	1,529	1,446,622
IAP Worldwide Services, Revolver Loan(d)	0.00%	07/18/2018	1,255	1,229,709
Second Lien Term Loan (Acquired 07/18/2014-08/18/2014; Cost $1,364,540)	8.00%	07/18/2019	1,457	1,448,023
PRV Aerospace, LLC, Term Loan	6.50%	05/09/2018	2,612	2,442,165
Transdigm Inc., Term Loan C	3.75%	02/28/2020	4,941	4,951,882
Term Loan D	3.75%	06/04/2021	2,457	2,461,642
Term Loan E	3.50%	05/16/2022	4,944	4,932,174
				22,510,921

Air Transport–0.58%

Delta Air Lines, Inc., Revolver Loan (d)	0.00%	10/18/2017	1,076	1,056,992
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020	3,076	3,076,242
United Continental Holdings, Inc., Term Loan B-1	3.50%	09/15/2021	657	658,541
				4,791,775

Automotive–3.38%

Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/2017	663	615,767
BBB Industries, LLC, Second Lien Term Loan	9.75%	11/03/2022	548	516,770
Britax Group Ltd., Term Loan	4.50%	10/15/2020	463	381,922
FCA US LLC, Term Loan	3.50%	05/24/2017	622	624,177
Federal-Mogul Holdings Corp., Term Loan B	4.00%	04/15/2018	524	507,420
Term Loan C	4.75%	04/15/2021	14,152	13,439,840
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.75%	04/30/2019	794	796,833
Midas Intermediate Holdco II, LLC, Delayed Draw Incremental Term Loan	4.50%	08/18/2021	94	93,834
Incremental Term Loan	4.50%	08/18/2021	1,669	1,674,602
MPG Holdco I Inc., Term Loan B-1	3.75%	10/20/2021	1,904	1,908,218
Schaeffler AG (Germany), Term Loan B	4.25%	05/15/2020	94	94,634
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/2020	2,796	2,789,102
Transtar Holding Co., First Lien Term Loan	7.75%	10/09/2018	3,677	2,625,423
Second Lien Term Loan	10.00%	10/09/2019	1,117	335,233
Wand Intermediate I L.P., First Lien Term Loan	4.75%	09/17/2021	1,015	1,017,763
Second Lien Term Loan	8.25%	09/17/2022	732	660,902
				28,082,440

Beverage and Tobacco–0.07%

Winebow Holdings, Inc., Second Lien Term Loan	8.50%	12/31/2021	728	618,378

Building & Development–2.84%

Beacon Roofing Supply, Inc., Term Loan	4.00%	10/01/2022	1,000	1,003,412
Beazer Homes USA, Inc., Term Loan B (Acquired 03/15/2016; Cost $2,349,630)	6.41%	03/11/2018	2,382	2,370,075
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/2020	2,512	2,534,128
HD Supply, Inc., Incremental Term Loan	3.75%	08/13/2021	219	219,547
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan (Acquired 07/17/2012; Cost $19,114)(d)	0.00%	02/28/2017	19	12,424
PIK Exit Revolver Loan (Acquired 07/19/2010-03/31/2016; Cost $239,046)(e)	5.00%	02/28/2017	239	155,380

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Building & Development–(continued)

Mannington Mills, Inc., Term Loan	4.75%	10/01/2021		$359	$354,240
Mueller Water Products, Inc., Term Loan	4.00%	11/25/2021		57	57,641
Nortek, Inc., Incremental Term Loan 1	3.50%	10/30/2020		846	845,153
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/26/2020		5,749	5,771,396
Re/Max International, Inc., Term Loan	4.00%	07/31/2020		1,772	1,773,735
Realogy Corp., Synthetic LOC	4.72%	10/10/2016		13	13,300
Term Loan B	3.75%	03/05/2020		7,882	7,912,897
Tamarack Resort LLC, PIK Term Loan A (Acquired 03/07/2014-03/31/2016; Cost $551,963)(e)	13.00%	03/07/2018		551	553,307
PIK Term Loan B (e)	6.50%	02/28/2019		409	0
					23,576,635

Business Equipment & Services–13.64%

Acosta, Inc., Term Loan B-1	4.25%	09/26/2021		500	498,166
Asurion LLC, Incremental Term Loan B-1	5.00%	05/24/2019		135	135,374
Incremental Term Loan B-2	4.25%	07/08/2020		11,879	11,737,846
Incremental Term Loan B-4	5.00%	08/04/2022		868	866,519
Second Lien Term Loan	8.50%	03/03/2021		12,745	12,506,339
Brickman Group Ltd. LLC, First Lien Term Loan	4.00%	12/18/2020		3,709	3,706,220
Second Lien Term Loan	7.50%	12/17/2021		665	655,489
Caraustar Industries, Inc., Incremental Term Loan	8.00%	05/01/2019		631	633,147
Term Loan	8.00%	05/01/2019		2,433	2,436,230
Checkout Holding Corp., Second Lien Term Loan	7.75%	04/11/2022		2,284	1,474,572
Term Loan B	4.50%	04/09/2021		3,720	3,301,492
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/2022		1,780	1,749,087
Crossmark Holdings, Inc., First Lien Term Loan	4.50%	12/20/2019		1,965	1,368,617
Second Lien Term Loan	8.75%	12/21/2020		731	321,714
Dream Secured Bondco AB (Sweden), Term Loan B-1	5.25%	10/21/2022	EUR	892	1,002,243
Emdeon Inc., Term Loan B-2	3.75%	11/02/2018		2,838	2,841,923
Term Loan B-3	3.75%	11/02/2018		405	405,264
Equinix, Inc., Term Loan B (Acquired 12/07/2015; Cost $574,400)	4.00%	01/08/2023		576	578,642
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/2018		2,096	2,098,773
First Data Corp., Term Loan	4.44%	03/24/2021		17,988	18,092,845
Genesys Telecom Holdings, U.S., Inc., Term Loan 2	4.50%	11/13/2020		2,170	2,174,264
Global Payments, Inc., Term Loan B	3.94%	04/22/2023		2,464	2,488,073
Hillman Group, Inc., Term Loan	4.50%	06/30/2021		1,948	1,933,132
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/2022		22	19,730
KAR Auction Services, Inc., Term Loan B-3	4.25%	03/09/2023		3,060	3,087,032
Karman Buyer Corp., Second Lien Term Loan	7.50%	07/25/2022		2,262	2,174,071
Term Loan	4.25%	07/25/2021		378	377,126
Kronos Inc., First Lien Incremental Term Loan	4.50%	10/30/2019		1,531	1,536,063
Second Lien Term Loan	9.75%	04/30/2020		1,145	1,171,408
Peak 10, Inc., Second Lien Term Loan (Acquired 06/10/2014; Cost $366,130)	8.25%	06/17/2022		369	308,048
Prime Security Services Borrower, LLC, Incremental Term Loan B-1	5.50%	05/02/2022		3,976	4,021,940
Sensus USA, Inc., First Lien Term Loan	6.50%	04/05/2023		3,053	3,060,831
SolarWinds Holdings, Inc., Term Loan	6.50%	02/03/2023		4,419	4,431,632
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/2019		7,894	7,795,293
TaxAct, Inc., Term Loan	7.00%	12/31/2022		1,529	1,536,143

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)

TNS Inc., First Lien Term Loan	5.00%	02/14/2020		$1,316	$1,308,269
Second Lien Term Loan	9.00%	08/14/2020		184	179,745
Trans Union LLC, Term Loan B-2	3.50%	04/09/2021		4,466	4,473,893
Ventia Deco LLC, Term Loan B	5.50%	05/21/2022		753	759,481
Wash MultiFamily Acquisition Inc., Canadian First Lien Term Loan	4.25%	05/13/2022		130	129,062
Canadian Second Lien Term Loan	8.00%	05/14/2023		21	20,404
First Lien Term Loan	4.25%	05/13/2022		742	736,950
Second Lien Term Loan	8.00%	05/12/2023		119	116,497
West Corp., Term Loan B-11	4.25%	11/24/2021		1,794	1,799,964
WOWMIDCO S.A.S. (France), Term Loan B	5.50%	03/16/2023	EUR	1,224	1,366,778
					113,416,331

Cable & Satellite Television–5.59%

Charter Communications Operating, LLC, Term Loan I	3.50%	01/24/2023		8,210	8,266,467
CSC Holdings, LLC, Term Loan	5.00%	10/09/2022		8,186	8,267,365
ION Media Networks, Inc., Term Loan B-1	4.75%	12/18/2020		2,640	2,650,060
MCC Iowa, Term Loan J	3.75%	06/30/2021		442	442,111
Mediacom Illinois LLC, Term Loan G	3.50%	06/30/2021		1,160	1,164,759
Telenet Financing USD LLC, Term Loan AD(f)	—	05/05/2024		1,873	1,885,571
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan F	3.65%	06/30/2023		6,438	6,450,167
WideOpenWest Finance, LLC, Term Loan B	4.50%	04/01/2019		2,432	2,434,516
YPSO Holding S.A. (France) Term Loan B-5	4.56%	07/29/2022		531	531,653
Term Loan B-6	4.75%	02/10/2023		8,167	8,192,525
Ziggo B.V. (Netherlands) Term Loan B-1	3.65%	01/15/2022		2,299	2,299,604
Term Loan B-2	3.65%	01/15/2022		1,481	1,481,908
Term Loan B-3	3.60%	01/15/2022		2,436	2,437,209
					46,503,915

Chemicals & Plastics–3.72%

Allnex & Cy S.C.A., Term Loan B-1	4.50%	10/03/2019		111	111,207
Term Loan B-2	4.50%	10/03/2019		58	57,702
Chemours Co. (The), Term Loan B	3.75%	05/12/2022		415	408,246
Chemstralia Finco, LLC, Term Loan	7.25%	02/28/2022		1,862	1,857,324
Chromaflo Technologies Corp., First Lien Term Loan B	4.50%	12/02/2019		581	573,766
Second Lien Term Loan (Acquired 11/20/2013; Cost $487,340)	8.25%	06/02/2020		489	413,094
Colouroz Investment LLC (Germany), First Lien Term Loan B-2	4.50%	09/07/2021		2,081	2,054,556
Second Lien Term Loan B-2	8.25%	09/05/2022		4,050	3,766,467
Term Loan C	4.50%	09/07/2021		344	339,642
Constantinople Acquisition GmbH (Austria), Term Loan B-1	4.75%	04/30/2022		155	155,297
Term Loan B-2	4.75%	04/30/2022		795	797,469
Ferro Corp., Term Loan	4.00%	07/30/2021		564	565,669
Gemini HDPE LLC, Term Loan	4.75%	08/06/2021		976	977,791
HII Holding Corp., First Lien Term Loan	4.25%	12/20/2019		1,624	1,619,760
Huntsman International, LLC, Incremental Term Loan 1	3.75%	10/01/2021		2,649	2,664,294
Ineos Holdings Ltd., Term Loan	3.75%	05/04/2018		1,050	1,050,688
MacDermid, Inc., First Lien Term Loan B	5.50%	06/07/2020		1,097	1,096,213
Term Loan B-3	5.50%	06/07/2020		5	5,064
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/2018		632	634,208
Otter Products, LLC, Term Loan B	5.75%	06/03/2020		3,428	2,862,064

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)

Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/2020		$3,520	$3,481,446
ProAmpac Intermediate Inc., Second Lien Term Loan	9.25%	08/18/2023		678	644,006
Term Loan	5.75%	08/18/2022		47	46,753
Royal Holdings, Inc., Second Lien Term Loan	8.50%	06/19/2023		347	332,949
Styrolution US Holding LLC, First Lien Term Loan B-1	6.50%	11/07/2019		3,403	3,428,773
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020		977	975,371
					30,919,819

Clothing & Textiles–1.17%

ABG Intermediate Holdings 2, LLC, First Lien Term Loan (Acquired 05/22/2014-12/17/2015; Cost $2,222,987)	5.50%	05/27/2021		2,239	2,233,603
Second Lien Term Loan	9.50%	05/27/2022		1,157	1,119,525
Ascena Retail Group, Inc., Term Loan B	5.25%	08/21/2022		3,481	3,371,883
Samsonite IP Holdings, S.a.r.l. (Luxembourg), Term Loan B(f)	—	05/13/2023		1,084	1,094,524
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/10/2021		1,881	1,888,489
					9,708,024

Conglomerates–0.46%

CeramTec Acquisition Corp., Term Loan B-1	4.25%	08/30/2020		963	966,637
Term Loan B-2	4.25%	08/30/2020		105	104,897
Term Loan B-3	4.25%	08/30/2020		294	294,997
Epiq Systems, Inc., Term Loan	4.50%	08/27/2020		1,429	1,419,372
Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.00%	08/29/2021		161	160,125
Spectrum Brands, Inc., Term Loan	3.50%	06/23/2022		851	856,759
					3,802,787

Containers & Glass Products–1.03%

Berlin Packaging, LLC, Second Lien Term Loan	7.75%	09/30/2022		397	387,568
Term Loan	4.50%	10/01/2021		1,461	1,466,365
BWAY Holding Co., Term Loan	5.50%	08/14/2020		83	83,627
Consolidated Container Co., LLC, Term Loan	5.00%	07/03/2019		357	349,442
Duran Group (Germany), Term Loan C (Acquired 07/15/2015; Cost $1,359,638)	8.25%	11/28/2019		1,360	1,352,840
Hoffmaster Group, Inc., First Lien Term Loan	5.25%	05/09/2020		1,994	1,995,959
Second Lien Term Loan	10.00%	05/09/2021		410	378,490
LA Holding B.V. (Netherlands), Term Loan B-1-A (Acquired 12/16/2015; Cost $451,722)	6.50%	06/18/2018	EUR	412	456,187
Term Loan B-1-B (Acquired 12/16/2015; Cost $484,335)	6.50%	06/18/2018	EUR	443	490,901
Term Loan B-1-C (Acquired 12/16/2015; Cost $157,859)	6.50%	06/18/2018	EUR	145	159,999
Ranpak Corp., Second Lien Term Loan (Acquired 09/22/2014; Cost $215,910)	8.25%	10/03/2022		217	192,923
Term Loan B-1	4.25%	10/01/2021		300	294,907
Reynolds Group Holdings Inc., Incremental Term Loan	4.50%	12/01/2018		368	369,743
Tekni-Plex, Inc., Second Lien Term Loan	8.75%	06/01/2023		603	577,793
					8,556,744

Cosmetics & Toiletries–1.03%

Coty, Inc., Term Loan B	3.75%	10/27/2022		1,301	1,305,394
Galleria Co., Term Loan B	3.75%	01/26/2023		2,884	2,890,043
Prestige Brands, Inc., Term Loan B-3	3.51%	09/03/2021		1,587	1,594,085
Vogue International, LLC, Term Loan B	5.75%	02/14/2020		2,747	2,762,276
					8,551,798

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Drugs–1.94%

BPA Laboratories, First Lien Term Loan	3.14%	07/03/2017		$1,916	$1,496,948
Second Lien Term Loan (Acquired 04/29/2014; Cost $1,342,615)	3.14%	07/03/2017		1,666	1,207,881
Endo Pharmaceuticals Holdings Inc., Incremental Term Loan B	3.75%	09/25/2022		380	375,834
Grifols Worldwide Operations USA, Inc., Term Loan B	3.45%	02/27/2021		6,745	6,773,064
Valeant Pharmaceuticals International, Inc. (Canada), Series E-1, Term Loan B	4.75%	08/05/2020		652	643,148
Series F-1, Term Loan B	5.00%	04/01/2022		5,701	5,644,373
					16,141,248

Ecological Services & Equipment–0.10%

Advanced Disposal Services, Inc., Term Loan B-2	3.75%	10/09/2019		364	363,723
PSSI Holdings, LLC, Term Loan	5.00%	12/02/2021		434	435,359
Waste Industries USA, Inc., Term Loan	4.25%	02/27/2020		51	51,376
					850,458

Electronics & Electrical–13.94%

4L Technologies Inc., Term Loan	5.50%	05/08/2020		5,520	4,964,870
Avago Technologies Cayman Finance Ltd. (Luxembourg), Term Loan B-1	4.25%	02/01/2023		20,297	20,381,186
AVG Technologies N.V. (Netherlands), Term Loan	7.25%	10/15/2020		1,315	1,315,373
Blackboard Inc., Term Loan B-3	4.75%	10/04/2018		5,941	5,620,657
CommScope, Inc., Term Loan 5	3.83%	12/29/2022		2,853	2,863,828
Compuware Corp., Term Loan B-1	6.25%	12/15/2019		321	310,716
Term Loan B-2	6.25%	12/15/2021		1,739	1,642,944
Dell International LLC, Term Loan C	3.75%	10/29/2018		685	686,238
Term Loan B-2	4.00%	04/29/2020		1,963	1,965,948
Deltek, Inc., Term Loan	5.00%	06/25/2022		3,075	3,079,529
Diamond US Holding LLC, Term Loan	4.75%	12/17/2021		1,496	1,479,008
Diebold, Inc., Term B Loan	5.25%	05/03/2023	EUR	235	258,477
Term B Loan	5.25%	05/03/2023		3,413	3,426,946
Hyland Software, Inc., First Lien Term Loan	4.75%	07/01/2022		656	658,181
Second Lien Term Loan	8.25%	07/03/2023		289	281,282
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/2021		1,556	1,530,782
Lully Finance, LLC, Second Lien Term Loan B-1	9.50%	10/16/2023		675	658,118
MA Finance Co., LLC, Term Loan C	4.50%	11/20/2019		3,255	3,259,721
Mediaocean LLC, Term Loan	5.75%	08/15/2022		1,132	1,124,895
Micron Technology Inc, Term Loan	6.46%	04/26/2022		1,063	1,074,614
Microsemi Corp., Term Loan B	5.25%	01/15/2023		5,059	5,114,999
Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022		1,953	1,958,151
MKS Instruments, Inc., Term Loan B	4.75%	05/01/2023		1,897	1,917,566
MSC Software Corp., First Lien Term Loan	5.00%	05/29/2020		139	134,253
Second Lien Term Loan	8.50%	06/01/2021		419	365,468
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/2020		1,294	1,287,315
NeuStar, Inc., Incremental Term Loan (Acquired 12/08/2015; Cost $2,978,991)	4.45%	01/22/2018		3,076	3,060,374
NXP B.V., Term Loan B	3.75%	12/07/2020		2,183	2,192,204
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/2019		1,097	1,107,127
Omnitracs, Inc., Term Loan	4.75%	11/25/2020		1,445	1,421,304
ON Semiconductor Corp., Term Loan	5.25%	04/15/2023		8,541	8,617,634
RP Crown Parent, LLC, First Lien Term Loan	6.00%	12/21/2018		8,733	8,345,743
Second Lien Term Loan	11.25%	12/21/2019		606	511,907
SS&C Technologies, Inc., Term Loan B-1	4.01%	07/08/2022		3,054	3,070,895
Term Loan B-2	4.02%	07/08/2022		420	422,156

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–(continued)

Sybil Software LLC, Term Loan	4.25%	03/20/2020		$808	$809,464
TTM Technologies, Inc., Term Loan B	6.00%	05/31/2021		2,992	2,967,470
Western Digital Corp., USD Term Loan B	6.25%	04/29/2023		11,139	11,120,376
Zebra Technologies Corp., Term Loan	4.75%	10/27/2021		4,863	4,896,092
					115,903,811

Equipment Leasing–0.20%

Flying Fortress Inc., Term Loan	3.50%	04/30/2020		56	55,957
IBC Capital US, LLC, Term Loan	4.75%	09/09/2021		1,690	1,637,092
					1,693,049

Financial Intermediaries–2.29%

Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/2022		505	507,494
iPayment Inc., Term Loan	6.75%	05/08/2017		3,840	3,714,934
LPL Holdings, Inc., Term Loan B	4.75%	11/20/2022		1,865	1,872,486
MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		5,262	4,996,811
RJO Holdings Corp., Term Loan	7.21%	12/10/2016		3,320	2,854,950
RPI Finance Trust, Term Loan B-4	3.50%	11/09/2020		2,733	2,747,138
SAM Finance Lux S.a.r.l. (Luxembourg), Term Loan	4.25%	12/17/2020		1,210	1,216,905
Stiphout Finance LLC, Second Lien Term Loan (Acquired 07/23/2015; Cost $61,495)	9.00%	10/26/2023		62	61,169
Term Loan	4.75%	10/26/2022		1,045	1,043,468
					19,015,355

Food & Drug Retailers–1.81%

Adria Group Holding B.V. (Netherlands), Term Loan (f)	—	06/04/2018	EUR	2,029	2,206,330
Albertsons, LLC, Term Loan B-4	5.50%	08/25/2021		9,419	9,439,934
Term Loan B-5	5.50%	12/21/2022		1,603	1,608,068
Pret A Manger (United Kingdom), Term Loan B	5.52%	07/31/2020	GBP	1,250	1,817,977
					15,072,309

Food Products–5.55%

AdvancePierre Foods, Inc., Term Loan B (f)	—	06/02/2023		5,029	5,053,015
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/2018		3,024	3,033,594
Charger OpCo B.V., Term Loan B-1	4.25%	07/02/2022		3,530	3,554,724
CSM Bakery Supplies LLC, First Lien Term Loan	5.00%	07/03/2020		1,365	1,361,114
Second Lien Term Loan	8.75%	07/03/2021		1,266	1,221,854
Dole Food Co., Inc., Term Loan B	4.50%	11/01/2018		4,559	4,553,868
Hearthside Group Holdings, LLC, Revolver Loan (d)	0.00%	06/02/2019		1,237	1,226,820
Revolver Loan	3.62%	06/02/2019		137	136,313
Term Loan (Acquired 04/24/2014; Cost $1,583,304)	4.50%	06/02/2021		1,589	1,589,001
Hostess Brands, LLC, Second Lien Term Loan B	8.50%	08/03/2023		649	645,543
JBS USA, LLC, Incremental Term Loan	3.75%	09/18/2020		542	542,213
Incremental Term Loan	4.00%	10/30/2022		4,004	4,012,964
Term Loan	3.75%	05/25/2018		2,906	2,917,053
Keurig Green Mountain, Inc., Term Loan B	5.25%	03/03/2023		10,355	10,402,807
NBTY, Inc., GBP Term Loan B	6.25%	05/05/2023	GBP	1,169	1,704,407
Post Holdings, Inc., Revolver Loan (d)	0.00%	01/29/2019		2,057	2,055,863
Shearer’s Foods, LLC, First Lien Term Loan	4.94%	06/30/2021		1,522	1,498,907
Incremental Term Loan	5.25%	06/30/2021		414	408,835
Second Lien Term Loan	7.75%	06/30/2022		214	193,604
					46,112,499

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Food Service–1.88%

Portillo’s Holdings, LLC, Second Lien Term Loan (Acquired 08/01/2014-05/06/2015; Cost $422,455)	8.00%	08/01/2022		$423	$405,779
Red Lobster Management, LLC, Term Loan	6.25%	07/28/2021		1,308	1,314,117
Restaurant Holding Co., LLC, First Lien Term Loan	8.75%	02/28/2019		1,711	1,625,881
Steak ‘n Shake, Inc., Term Loan	4.75%	03/19/2021		1,212	1,193,984
TMK Hawk Parent, Corp., First Lien Term Loan	5.25%	10/01/2021		1,238	1,239,940
Second Lien Term Loan (Acquired 09/26/2014; Cost $571,414)	8.50%	10/01/2022		576	570,206
US Foods, Inc., Incremental Term Loan	4.50%	03/31/2019		9,308	9,324,056
					15,673,963

Forest Products–0.37%

Builders FirstSource, Inc., Term Loan	6.00%	07/29/2022		1,198	1,203,506
NewPage Corp., PIK DIP Roll-Up Term Loan (e)(g)	11.00%	07/26/2017		695	590,605
DIP Term Loan(g)	11.00%	07/26/2017		686	655,184
Term Loan B (f)(g)(h)	—	02/11/2021		1,676	222,376
Xerium Technologies, Inc., Term Loan	6.25%	05/17/2019		393	392,636
					3,064,307

Health Care–5.91%

Acadia Healthcare Company, Inc., Incremental Term Loan B	3.75%	02/11/2022		630	632,447
Term Loan B-2	4.50%	02/16/2023		2,056	2,070,762
Auris Luxembourg III S.a.r.l. (Luxembourg), Term Loan B-4	4.25%	01/17/2022		1,592	1,597,849
BSN Medical Luxembourg Holding S.a.r.l. (Luxembourg), Second Lien Term Loan (f)	—	07/23/2024	EUR	1,250	1,390,813
CareCore National, LLC, Term Loan	5.50%	03/05/2021		1,309	1,223,741
Community Health Systems, Inc., Incremental Term Loan F	3.92%	12/31/2018		2,717	2,717,687
Incremental Term Loan G	3.75%	12/31/2019		661	649,151
DJO Finance LLC, Term Loan	4.25%	06/07/2020		4,730	4,647,647
Explorer Holdings, Inc., Term Loan	6.00%	05/02/2023		810	812,169
Greatbatch, Ltd., Term Loan B	5.25%	10/27/2022		3,415	3,420,040
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022		1,557	1,563,919
HCA Inc., Term Loan B-6	3.70%	03/18/2023		1,191	1,203,602
Hill-Rom Holdings, Inc., Term Loan B	3.50%	09/08/2022		1,622	1,635,205
Indigo Cleanco Ltd. (United Kingdom), Term Loan B	5.27%	07/08/2021	GBP	3,031	4,271,348
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/2021		421	421,705
Kinetic Concepts, Inc., Term Loan E-1	4.50%	05/04/2018		2,585	2,590,567
MPH Acquisition Holdings LLC, Term Loan B (f)	—	06/07/2023		6,866	6,925,425
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/2022		943	942,019
New Millennium Holdco, Term Loan	7.50%	12/21/2020		4,609	3,530,748
Ortho-Clinical Diagnostics, Inc., Term Loan	4.75%	06/30/2021		1,176	1,118,496
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/2022		369	353,241
Term Loan	4.75%	06/16/2021		750	749,794
Surgery Center Holdings, Inc., Term Loan	5.25%	11/03/2020		1,206	1,210,094
Surgical Care Affiliates, LLC, Term Loan	3.25%	03/17/2022		1,209	1,210,821
Western Dental Services, Inc., Term Loan	7.50%	11/01/2018		2,372	2,294,783
					49,184,073

Home Furnishings–0.58%

Mattress Holding Corp., Incremental Term Loan	6.25%	10/20/2021		3,349	3,358,442
Term Loan	6.25%	10/20/2021		1,202	1,204,641
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/2019		223	223,858
					4,786,941

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Industrial Equipment–1.74%

Accudyne Industries LLC, Term Loan	4.00%	12/13/2019		$4,782	$4,332,524
Crosby US Acquisition Corp., First Lien Term Loan	4.00%	11/23/2020		1,943	1,663,865
Second Lien Term Loan	7.00%	11/22/2021		960	661,275
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/2021		2,008	2,012,390
Filtration Group Corp., Second Lien Term Loan	8.25%	11/22/2021		249	245,917
MX Holdings US, Inc., Term Loan B-1-A	4.00%	08/14/2020		932	933,421
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020		2,124	1,581,084
Rexnord LLC/ RBS Global, Inc., Term Loan B	4.00%	08/21/2020		1,470	1,465,256
Tank Holding Corp., Term Loan	5.25%	03/16/2022		736	691,523
Terex Corp., Term Loan	3.50%	08/13/2021		128	126,085
Virtuoso US LLC, Term Loan	4.25%	02/11/2021		750	747,912
					14,461,252

Insurance–0.01%

York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021		60	53,487

Leisure Goods, Activities & Movies–3.99%

Alpha Topco Ltd. (United Kingdom), Second Lien Term Loan	7.75%	07/29/2022		4,381	4,218,950
Term Loan B-3	4.75%	07/30/2021		10,564	10,437,378
AMC Entertainment, Inc., Term Loan	4.00%	12/15/2022		1,517	1,525,481
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.25%	01/30/2020		262	263,192
Cinemark USA, Inc., Term Loan	3.52%	05/06/2022		127	127,370
CWGS Group, LLC, Term Loan	5.75%	02/20/2020		4,289	4,300,041
Dorna Sports, S.L. (Spain), Term Loan B	4.33%	04/30/2021		875	868,716
Equinox Holdings Inc., First Lien Term Loan	5.00%	01/31/2020		905	906,786
Revolver Loan (Acquired 04/14/2014-11/20/2014; Cost $967,552)(d)	0.00%	02/01/2018		974	876,581
Fitness International, LLC, Term Loan B	5.50%	07/01/2020		1,741	1,732,039
Infront Finance Luxembourg S.a.r.l. (Switzerland), Term Loan D	8.00%	06/28/2020	EUR	1,000	1,095,961
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/2020		751	752,490
Performance Sports Group Ltd. (Canada), Term Loan	4.50%	04/15/2021		201	159,806
Regal Cinemas Corp., Term Loan	3.75%	04/01/2022		1,362	1,368,172
Sabre GLBL Inc., Term Loan B	4.00%	02/19/2019		526	528,051
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/2020		3,403	3,335,231
Six Flags Theme Parks, Inc., Term Loan B	3.50%	06/30/2022		686	689,327
					33,185,572

Lodging & Casinos–5.00%

B&B Hotels S.A.S. (France), Term Loan B	6.00%	03/14/2023	EUR	1,000	1,090,397
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		3,266	3,258,241
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		3,449	3,241,823
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/2018		3,949	3,961,305
Four Seasons Holdings Inc. (Canada), First Lien Term Loan	3.50%	06/27/2020		1,062	1,065,272
Harrah’s Operating Co., Inc., Term Loan B-4(g)	1.50%	10/31/2016		296	301,168
Term Loan B-6(g)	1.50%	03/01/2017		3,769	3,796,779
Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/2020		7,687	7,721,449
La Quinta Intermediate Holdings LLC, Term Loan	3.75%	04/14/2021		2,778	2,754,973
MGM Growth Properties Operating Partnership L.P., Term Loan B	4.00%	04/25/2023		2,087	2,103,333
Scientific Games International, Inc., Multicurrency Revolver (d)	0.00%	10/18/2018		1,934	1,740,962
Multicurrency Revolver	3.45%	10/18/2018		1,002	901,569
Term Loan	6.00%	10/18/2020		6,217	6,170,490
Station Casinos LLC, Term Loan B (f)	—	06/08/2023		824	826,264
Twin River Management Group, Inc., Term Loan	5.25%	07/10/2020		2,665	2,685,609
					41,619,634

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Nonferrous Metals & Minerals–0.91%

American Rock Salt Co. LLC, First Lien Term Loan	4.75%	05/20/2021		$127	$121,575
First Lien Term Loan	4.75%	05/20/2021		33	31,224
Arch Coal, Inc., DIP Delayed Draw Term Loan(d)(g)	0.00%	01/31/2017		1,925	1,910,693
Term Loan (g)	7.50%	05/16/2018		5,302	2,376,091
Dynacast International LLC, First Lien Term Loan B-1	4.50%	01/28/2022		166	166,381
Second Lien Term Loan	9.50%	01/30/2023		15	14,670
EP Minerals, LLC, Term Loan	5.50%	08/20/2020		446	441,594
Novelis Inc., Term Loan	4.00%	06/02/2022		2,549	2,546,010
					7,608,238

Oil & Gas–5.28%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019		28	16,205
Ascent Resources - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/2020		2,822	1,114,546
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/2020		2,865	2,592,397
Citgo Holdings, Inc., Term Loan	9.50%	05/12/2018		3,963	3,989,147
CJ Holding Co., Term Loan B-1	8.00%	03/24/2020		181	119,363
Term Loan B-2	8.75%	03/24/2022		1,492	965,175
Crestwood Holdings LLC, Term Loan B-1	9.00%	06/19/2019		1,829	1,513,226
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/2021		8,335	3,730,090
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/2021		3,458	2,247,968
EFR Benelux B.V. (Netherlands), Second Lien Term Loan	8.50%	08/28/2019	EUR	500	559,630
EMG Utica, LLC, Term Loan	4.75%	03/27/2020		1,187	1,126,379
Fieldwood Energy LLC, Term Loan	3.88%	09/28/2018		3,575	2,940,794
Floatel International Ltd., Term Loan	6.00%	06/27/2020		3,912	2,269,079
HGIM Corp., Term Loan B	5.50%	06/18/2020		4,571	2,714,009
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021		1,642	1,301,123
NGPL PipeCo LLC, Term Loan	6.75%	09/15/2017		159	159,227
Osum Production Corp. (Canada), Term Loan	6.50%	07/31/2020		1,761	1,021,385
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018		303	98,972
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (g)	5.25%	07/16/2021		1,268	347,246
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/2021		3,354	2,323,802
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/2021		1,390	1,195,808
Samson Investment Co., Second Lien Term Loan 1 (f)(g)(h)	—	09/25/2018		5,313	115,143
Seadrill Operating L.P., Term Loan	4.00%	02/21/2021		13,051	6,287,845
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/2021		1,207	1,031,613
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/2021		940	756,973
Targa Resources Corp., Term Loan	5.75%	02/25/2022		552	544,166
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022		3,007	2,855,132
					43,936,443

Publishing–2.85%

Cengage Learning, Inc., Term Loan B (f)	—	06/07/2023		2,516	2,518,950
Getty Images, Inc., Revolver Loan(d)	0.00%	10/18/2017		2,845	2,432,056
Term Loan	4.75%	10/18/2019		2,464	1,856,415
McGraw-Hill Global Education Holdings, LLC, Term Loan B	5.00%	05/04/2022		315	316,273
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/2018		677	662,489
Merrill Communications LLC, Term Loan	6.25%	06/01/2022		3,382	3,111,693
Multi Packaging Solutions, Inc., Term Loan B	4.25%	09/30/2020		1,562	1,559,569
Newsday, LLC, Term Loan	3.95%	10/12/2016		2,594	2,595,721
ProQuest LLC, Term Loan	5.75%	10/24/2021		2,759	2,700,048
Southern Graphics Inc., Term Loan	4.25%	10/17/2019		386	385,470
Tribune Media, Co., Term Loan B	3.75%	12/28/2020		5,506	5,529,373
					23,668,057

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Radio & Television–2.88%

Block Communications, Inc., Term Loan B	4.00%	11/07/2021		$635	$636,729
Gray Television, Inc., Term Loan	3.94%	06/13/2021		66	66,252
Term Loan C	4.25%	06/13/2021		782	786,947
iHeartCommunications, Inc., Term Loan D	7.20%	01/30/2019		10,582	8,155,883
Term Loan E	7.95%	07/31/2019		15,312	11,745,618
Media General, Inc., Term Loan B	4.00%	07/31/2020		1,844	1,847,555
Sinclair Television Group, Inc., Incremental Term Loan B-1	3.50%	07/30/2021		698	700,830
					23,939,814

Retailers (except Food & Drug)–6.32%

Cortefiel, S.A. (Spain) PIK Term Loan B-1 (e)	1.00%	03/20/2017	EUR	257	211,813
PIK Term Loan B-2 (e)	1.00%	03/21/2018	EUR	281	230,959
PIK Term Loan B-3 (e)	1.00%	03/21/2018	EUR	130	107,215
PIK Term Loan B-3 (e)	1.00%	03/21/2018	EUR	342	281,702
David’s Bridal, Inc., Revolver Loan (Acquired 12/18/2012; Cost $1,937,665)(d)	0.00%	10/11/2017		1,995	1,815,317
Term Loan	5.25%	10/11/2019		807	740,901
Fullbeauty Brands Holdings Corp., Term Loan	5.75%	10/14/2022		3,559	3,422,254
J. Crew Group, Inc., Term Loan	4.00%	03/05/2021		590	442,218
Jill Holdings LLC, Term Loan	6.00%	05/08/2022		656	652,456
Kirk Beauty One GmbH (Germany), Term Loan B-1	6.00%	08/13/2022	EUR	211	237,555
Term Loan B-2	6.00%	08/13/2022	EUR	129	144,753
Term Loan B-3	6.00%	08/13/2022	EUR	221	248,178
Term Loan B-4	6.00%	08/13/2022	EUR	146	164,768
Term Loan B-5	6.00%	08/13/2022	EUR	33	36,615
Term Loan B-6	6.00%	08/13/2022	EUR	168	189,011
Term Loan B-7	6.00%	08/13/2022	EUR	93	104,632
Lands’ End, Inc., Term Loan B	4.25%	04/02/2021		2,769	2,353,330
Michaels Stores, Inc., Incremental Term Loan	4.00%	01/28/2020		2,151	2,161,021
Term Loan B	3.75%	01/28/2020		187	187,587
National Vision, Inc., Second Lien Term Loan	6.75%	03/13/2022		76	69,712
Nine West Holdings, Inc., Term Loan	4.75%	10/08/2019		2,254	1,217,231
Payless, Inc., Second Lien Term Loan	8.50%	03/11/2022		1,136	204,567
Term Loan	5.00%	03/11/2021		3,804	1,990,916
Petco Animal Supplies, Inc., Term Loan B-1	5.75%	01/26/2023		3,688	3,719,573
Term Loan B-2	5.64%	01/26/2023		1,324	1,335,406
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021		783	722,339
Pilot Travel Centers LLC, Term Loan B	3.20%	05/25/2023		2,045	2,053,671
Savers Inc., Term Loan	5.00%	07/09/2019		4,207	3,642,412
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018		13,136	12,545,246
Toys ‘R’ Us Property Co. I, LLC, Term Loan	6.00%	08/21/2019		7,153	6,479,277
Toys ‘R’ Us-Delaware, Inc., Canadian Term Loan A-1	8.25%	10/24/2019		1,147	1,118,376
Term Loan A-1	8.25%	10/24/2019		925	901,917
Term Loan B-2	5.25%	05/25/2018		120	105,369
Term Loan B-3	5.25%	05/25/2018		37	32,209
Vivarte (France), Term Loan	4.00%	10/29/2019	EUR	1,000	1,126,246
Wilton Brands LLC, Term Loan B	8.50%	08/30/2018		1,719	1,541,043
					52,537,795

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Steel–1.00%

Fortescue Metals Group, Ltd., Term Loan	4.25%	06/30/2019	$8,842	$8,309,127

Surface Transport–1.27%

Avis Budget Car Rental, LLC, Term Loan B (f)	—	03/15/2022	1,919	1,923,379
Hertz Corp., Term Loan B-2	3.00%	03/11/2018	1,762	1,761,108
Kenan Advantage Group, Inc., Canadian Term Loan	4.00%	07/29/2022	129	129,141
Delayed Draw Term Loan 1(d)	0.00%	01/31/2017	53	53,085
Term Loan	4.00%	07/31/2022	397	396,727
PODS Holding, LLC, First Lien Term Loan	4.50%	02/02/2022	1,339	1,338,854
Stena International S.A. (Luxembourg), Term Loan	4.00%	03/03/2021	3,215	2,715,117
U.S. Shipping Corp., Term Loan B-2	5.25%	06/26/2021	1,911	1,882,070
Vouvray US Finance, LLC, Term Loan	4.75%	06/27/2021	341	339,179
				10,538,660

Telecommunications–8.56%

Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/2022	4,752	4,726,991
Consolidated Communications, Inc., Term Loan	4.25%	12/23/2020	9,177	9,220,206
Coral-US Co-Borrower LLC, Term Loan B-1	5.50%	01/03/2023	1,170	1,179,322
Term Loan B-2	5.83%	01/03/2023	957	964,900
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019	5,292	5,306,521
Frontier Communications Corp., Term Loan	2.96%	03/31/2021	3,149	3,022,516
GTT Communications, Inc., Term Loan	6.25%	10/22/2022	1,519	1,523,005
Intelsat Jackson Holdings S.A., Term Loan B-2	3.75%	06/30/2019	3,241	2,994,076
Level 3 Communications, Inc., Term Loan B	4.00%	01/15/2020	2,355	2,367,117
Term Loan B-II	3.50%	05/31/2022	9,554	9,563,441
Term Loan B-III	4.00%	08/01/2019	4,217	4,234,156
LTS Buyer LLC, First Lien Term Loan B	4.00%	04/13/2020	41	41,299
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/2021	2,810	2,325,176
SBA Senior Finance II LLC, Incremental Term Loan B-2	3.25%	06/10/2022	245	245,018
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/2019	4,426	3,378,136
Term Loan	4.00%	04/23/2019	992	750,881
T-Mobile USA, Inc., Term Loan	3.50%	11/09/2022	3,528	3,555,676
U.S. Telepacific Corp., Term Loan	6.00%	11/25/2020	3,436	3,275,658
Windstream Services, LLC, Term Loan B-6	5.75%	03/29/2021	4,305	4,328,453
XO Communications, LLC, Term Loan	4.25%	03/20/2021	426	426,497
Zayo Group, LLC, Term Loan	3.75%	05/06/2021	7,267	7,287,213
Incremental Term Loan	4.50%	05/06/2021	492	495,588
				71,211,846

Utilities–6.24%

APLP Holdings L.P. (Canada), Term Loan	6.00%	04/13/2023	2,947	2,957,625
Aria Energy Operating LLC, Term Loan	5.00%	05/27/2022	899	795,627
Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/2022	2,387	2,349,503
Calpine Corp., Term Loan B-5	3.50%	05/27/2022	2,486	2,472,309
Term Loan B-6	4.00%	01/15/2023	8,306	8,310,998
Term Loan B-7 (f)	—	05/31/2023	3,523	3,505,425
Dynegy Inc., Term Loan B-2	4.00%	04/23/2020	869	870,853
Energy Future Intermediate Holding Co., LLC, Term Loan	4.25%	12/19/2016	1,367	1,368,623
Granite Acquisition, Inc., First Lien Term Loan B	5.00%	12/17/2021	2,940	2,921,101
First Lien Term Loan C	5.00%	12/17/2021	130	129,031
Second Lien Term Loan B	8.25%	12/17/2022	581	550,036
NRG Energy, Inc., Term Loan	2.75%	07/01/2018	671	671,206
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/2021	1,016	976,872

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Utilities–(continued)

Texas Competitive Electric Holdings Co., LLC, DIP Revolver Loan (Acquired 04/21/2015; Cost $8,907,659)(d)(g)	0.00%	11/07/2016		$8,934	$8,934,473
DIP Revolver Loan (Acquired 04/21/2015; Cost $8,815,498)(g)	2.85%	11/07/2016		8,843	8,843,305
Term Loan(g)	4.92%	10/10/2017		6,894	2,182,302
TPF II Power, LLC, Term Loan	5.50%	10/02/2021		3,206	3,213,099
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/2020		870	858,889
					51,911,277
Total Variable Rate Senior Loan Interests					971,518,782

Bonds & Notes–13.89%

Aerospace & Defense–0.32%

LMI Aerospace, Inc.	7.38%	07/15/2019		2,561	2,625,025

Air Transport–0.45%

Mesa Airlines, Inc.(i)	5.75%	07/15/2025		3,735	3,753,675

Building & Development–0.06%

Travis Perkins PLC (United Kingdom)(i)	4.50%	09/07/2023	GBP	375	540,658

Business Equipment & Services–0.65%

ADT Corp.	6.25%	10/15/2021		1,428	1,506,540
Dream Secured Bondco AB (Sweden)(i)(j)	7.00%	10/21/2023	SEK	1,850	2,064,290
Dream Secured Bondco AB (Sweden)(i)(j)	8.25%	10/21/2023	EUR	1,408	174,730
TeamSystem S.p.A. (Italy)(i)(j)	7.25%	03/01/2022	EUR	1,500	1,668,976
					5,414,536

Cable & Satellite Television–3.16%

Altice Financing S.A. (Luxembourg)(i)	7.50%	05/15/2026		7,277	7,304,289
Altice Financing S.A. (Luxembourg)(i)	6.63%	02/15/2023		490	491,838
Cequel Communications, LLC (i)	5.50%	05/15/2026		6,796	6,974,395
UPC Broadband Holdings, B.V. (Netherlands)(i)	7.25%	11/15/2021		5,276	5,579,159
UPC Broadband Holdings, B.V. (Netherlands)(i)	6.88%	01/15/2022		237	251,517
Virgin Media Investment Holdings Ltd. (United Kingdom)(i)	5.50%	01/15/2025	GBP	2,385	3,437,042
Virgin Media Investment Holdings Ltd. (United Kingdom)(i)	5.50%	08/15/2026		656	664,200
YPSO Holding S.A. (France)(i)	6.00%	05/15/2022		311	310,767
YPSO Holding S.A. (France)(i)	7.38%	05/01/2026		1,213	1,226,646
					26,239,853

Chemicals & Plastics–0.39%

Chemours Co. (The)	6.63%	05/15/2023		532	482,790
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,821	2,411,784
Ineos Holdings Ltd. (i)	6.13%	08/15/2018		343	349,860
					3,244,434

Clothing & Textiles–0.03%

SMCP S.A.S. (France)(i)(j)	6.00%	05/01/2022	EUR	194	219,088

Containers & Glass Products–1.29%

Ardagh Glass Finance PLC (i)	6.25%	01/31/2019		526	536,520
Ardagh Glass Finance PLC (i)	7.00%	11/15/2020		192	189,600
Ardagh Glass Finance PLC (i)(j)	3.88%	05/15/2021		1,535	1,542,675
Ardagh Glass Finance PLC (i)	4.63%	05/15/2023		2,042	2,042,000
Ardagh Glass Finance PLC (i)	6.75%	05/15/2024	EUR	1,200	1,360,215
Ardagh Glass Finance PLC (i)	7.25%	05/15/2024		1,067	1,091,007
Onex Wizard US Acquisition (i)	7.75%	02/15/2023	EUR	755	901,849
Reynolds Group Holdings Inc. (i)	5.63%	12/15/2016		1,651	1,648,936

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Containers & Glass Products–(continued)

Reynolds Group Holdings Inc.,	5.75%	10/15/2020		$451	$467,349
Reynolds Group Holdings Inc.,	9.88%	08/15/2019		946	985,023
					10,765,174

Electronics & Electrical–1.52%

Blackboard Inc. (i)	7.75%	11/15/2019		2,486	1,988,800
Dell International LLC, (i)	5.45%	06/15/2023		4,518	4,590,062
Dell International LLC, (i)	6.02%	06/15/2026		1,359	1,380,676
ICBPI (United Kingdom)(i)(j)	7.85%	05/30/2021	EUR	1,000	1,095,961
Micron Technology, Inc.(i)	7.50%	09/15/2023		2,337	2,459,692
Western Digital Corp.(i)	7.38%	04/01/2023		1,051	1,097,967
					12,613,158

Financial Intermediaries–1.19%

Arrow Global Finance (United Kingdom)(i)(j)	5.05%	11/01/2021	EUR	750	847,756
Cabot Financial S.A. (Luxembourg) (i)	6.50%	04/01/2021	GBP	1,730	2,430,100
Cabot Financial S.A. (Luxembourg)(i)(j)	5.88%	11/15/2021	EUR	750	824,741
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	7.50%	08/01/2022	EUR	2,335	2,694,556
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	11.00%	11/01/2023	GBP	1,000	1,455,591
Lindorff Group AB (Norway)(i)(j)	5.50%	08/15/2020	EUR	593	660,197
Lindorff Group AB (Norway) (i)	9.50%	08/15/2022	EUR	311	352,349
TMF Group Holdco B.V. (Netherlands) (i)	9.88%	12/01/2019	EUR	500	598,061
					9,863,351

Health Care–1.50%

Care UK Health & Social Care PLC (United Kingdom)(i)(j)	5.59%	07/15/2019	GBP	1,906	2,318,866
DJO Finance LLC (i)	10.75%	04/15/2020		2,773	2,253,062
DJO Finance LLC (i)	8.13%	06/15/2021		2,388	2,161,140
IDH Finance PLC (United Kingdom)(i)(j)	5.59%	12/01/2018	GBP	1,600	2,305,773
IDH Finance PLC (United Kingdom)(i)	8.50%	06/01/2019	GBP	750	1,097,125
Kinetic Concepts, Inc.	10.50%	11/01/2018		1,728	1,736,640
Kinetic Concepts, Inc. (i)	7.88%	02/15/2021		206	221,507
LifePoint Hospitals, Inc. (i)	5.38%	05/01/2024		405	408,544
					12,502,657

Industrial Equipment–0.16%

Galapagos Holding S.A. (Luxembourg)(i)(j)	4.53%	06/15/2021	EUR	1,250	1,329,478

Leisure Goods, Activities & Movies–0.09%

Corleone Capital Ltd. (United Kingdom)(i)	9.00%	08/01/2018	GBP	500	752,961

Lodging & Casinos–0.32%

ESH Hospitality, Inc.(i)	5.25%	05/01/2025		1,629	1,588,275
Travelodge Hotels Ltd. (United Kingdom)(i)(j)	8.10%	05/15/2023	GBP	375	541,773
Travelodge Hotels Ltd. (United Kingdom)(i)	8.50%	05/15/2023	GBP	375	562,032
					2,692,080

Nonferrous Metals & Minerals–0.25%

TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		2,600	2,067,000

Oil & Gas–0.47%

Drill Rigs Holdings Inc. (i)	6.50%	10/01/2017		3,862	2,114,445
FTS International, Inc. (i)(j)	8.13%	06/15/2020		1,068	894,450
Pacific Drilling S.A. (Luxembourg)(i)	5.38%	06/01/2020		2,587	863,411
Seventy Seven Operating LLC	6.50%	07/15/2022		111	6,660
					3,878,966

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Radio & Television–0.36%

Clear Channel International B.V. (i)	8.75%	12/15/2020		$2,611	$2,702,385
Univision Communications Inc. (i)	6.75%	09/15/2022		251	267,629
					2,970,014

Retailers (except Food & Drug)–0.43%

Claire’s Stores Inc. (i)	6.13%	03/15/2020		682	344,410
New Look PLC (United Kingdom)(i)	8.00%	07/01/2023	GBP	1,725	2,423,451
Targus Group International, Inc., PIK (Acquired 12/16/2009-12/14/2015; Cost $2,705,552)(e)(i)	10.00%	06/14/2019		1,199	0
Twin Set - Simona Barbieri S.p.A. (Italy)(i)(j)	5.63%	07/15/2019	EUR	750	804,738
					3,572,599

Steel–0.02%

Fortescue Metals Group Ltd. (i)	9.75%	03/01/2022		155	165,850

Telecommunications–1.17%

Goodman Networks Inc.	12.13%	07/01/2018		5,089	2,493,610
Intelsat Jackson Holdings S.A. (i)	8.00%	02/15/2024		1,034	1,059,850
Wind Telecomunicazioni S.p.A. (Italy)(i)	6.50%	04/30/2020		219	226,118
Wind Telecomunicazioni S.p.A. (Italy)(i)	7.00%	04/23/2021	EUR	2,950	3,162,596
Wind Telecomunicazioni S.p.A. (Italy)(i)	7.38%	04/23/2021		699	665,797
Windstream Service, LLC	7.50%	06/01/2022		2,565	2,148,187
Windstream Service, LLC	6.38%	08/01/2023		22	17,050
					9,773,208

Utilities–0.06%

Calpine Corp. (i)	6.00%	01/15/2022		478	503,095
Calpine Corp. (i)	7.88%	01/15/2023		1	537
					503,632
Total Bonds & Notes					115,487,397

Structured Products–6.76%

Apidos Cinco CDO (i)(j)	4.88%	05/14/2020		772	734,893
Apidos CLO IX-R (i)(j)	6.73%	07/15/2023		2,117	1,980,969
Apidos CLO X (i)(j)	6.89%	10/30/2022		2,846	2,578,639
Apidos CLO XI (i)(j)	5.88%	01/17/2023		2,263	1,930,660
Apidos CLO XV (i)(j)	5.38%	10/20/2025		1,500	1,204,786
Ares XI CLO Ltd. (i)(j)	6.63%	10/11/2021		534	531,493
Atrium X LLC (i)(j)	5.13%	07/16/2025		2,096	1,730,361
Babson CLO Ltd. 2007-I (i)(j)	3.88%	01/18/2021		773	714,147
Babson CLO Ltd. 2013-II (i)(j)	5.13%	01/18/2025		1,631	1,225,955
Carlyle Global Market Strategies 2012-2 (i)(j)	6.73%	07/20/2023		1,937	1,838,416
Carlyle Global Market Strategies 2012-3 (i)(j)	6.13%	10/04/2024		693	637,514
Carlyle High Yield Partners 2007-10 (i)(j)	3.83%	04/19/2022		500	436,120
Dryden Senior Loan Fund 2013-30 (i)(j)	5.63%	11/15/2025		1,053	823,811
Dryden XI-Leveraged Loan CDO 2006 (i)(j)	4.53%	04/12/2020		427	426,396
Duane Street CLO 2007-4 (i)(j)	4.88%	11/14/2021		364	324,180
Flagship CLO VI (i)	5.39%	06/10/2021		2,565	2,380,263
Flagship CLO VI (i)(j)	5.39%	06/10/2021		755	701,073
Gallatin Funding CLO VII 2014-1 Ltd. (i)(j)	6.30%	07/15/2023		1,619	1,354,418
Halcyon Loan Investors CLO II, Ltd. (i)(j)	4.24%	04/24/2021		1,009	916,771
Highbridge Loan Management 6-2015, Ltd. (i)(j)	6.08%	05/05/2027		500	417,152
ING IM CLO 2012-4, Ltd. (i)(j)	6.38%	10/15/2023		3,875	3,449,754
ING IM CLO 2013-1, Ltd. (i)(j)	5.63%	04/15/2024		2,200	1,842,162
ING Investment Management CLO III, Ltd. (i)(j)	4.13%	12/13/2020		3,038	2,807,101
ING Investment Management CLO IV, Ltd. (i)(j)	4.89%	06/14/2022		437	390,022
Inwood Park CDO Ltd. (i)(j)	4.13%	01/20/2021		1,000	891,666
Keuka Park CLO 2013-1 (i)(j)	5.13%	10/21/2024		365	286,313
KKR Financial CLO 2012-1, Ltd. (i)(j)	6.13%	12/15/2024		4,025	3,502,706

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Structured Products–(continued)

KKR Financial CLO 2013-1, Ltd. (i)(j)	5.38%	07/15/2025	$2,115	$1,754,091
Madison Park Funding II, Ltd. (i)(j)	5.38%	03/25/2020	500	497,721
Madison Park Funding IX, Ltd. (i)(j)	5.88%	08/15/2022	404	372,813
Madison Park Funding X, Ltd. (i)(j)	5.88%	01/20/2025	1,103	991,578
Madison Park Funding XIV, Ltd. (i)(j)	5.38%	07/20/2026	650	544,031
Madison Park Funding XIV, Ltd. (i)(j)	6.03%	07/20/2026	950	639,366
Magnetite CLO 2012-6 Ltd. (i)(j)	6.18%	09/15/2023	1,089	998,163
Maps CLO Fund LLC 2007-2 (i)(j)	4.88%	07/20/2022	886	779,766
NewStar Commercial Loan Funding 2015-1 (i)(j)	6.13%	01/20/2027	1,000	886,203
Northwoods Capital 2013-10A, Ltd. (i)(j)	4.24%	11/04/2025	619	557,190
Octagon Investment Partners XIV Ltd. (i)(j)	5.88%	01/15/2024	1,043	853,984
Octagon Investment Partners XVIII Ltd. (i)(j)	5.88%	12/16/2024	2,631	2,236,764
Octagon Investment Partners XXI Ltd. (i)(j)	7.23%	11/14/2026	500	431,976
Pacifica CDO VI, Ltd. (i)(j)	4.38%	08/15/2021	1,247	1,073,031
Regatta IV Funding 2014-1, Ltd. (i)(j)	5.59%	07/25/2026	930	686,672
Silverado CLO 2006-II, Ltd. (i)(j)	4.38%	10/16/2020	2,210	1,892,158
Slater Mill Loan Fund, L.P. (i)(j)	6.13%	08/17/2022	2,085	1,477,923
St. James River CLO 2007-1, Ltd. (i)(j)	4.93%	06/11/2021	263	243,156
Symphony CLO VIII, Ltd. (i)(j)	6.63%	01/09/2023	2,588	2,493,490
Trimaran CLO VII Ltd. (i)(j)	4.03%	06/15/2021	822	727,999
Total Structured Products				56,195,816

Common Stocks & Other Equity Interests–3.34%(k)

			Shares

Aerospace & Defense–0.03%

IAP Worldwide Services (i)(l)			192	239,584

Building & Development–1.59%

Axia Inc. (Acquired 05/30/2008; Cost $2,673,763)(i)(l)(m)			595	4,644,666
BMC Stock Holdings, Inc. (l)			327,428	6,424,138
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $7,937,680)(i)(l)			780	0
Class B (i)(l)			9	0
Newhall Holding Co., LLC Class A (i)(l)			346,692	953,403
Tamarack Resort, LLC (Acquired 03/07/2014; Cost $0) (i)(l)			24,000	0
WCI Communities, Inc. (l)			69,585	$1,197,561
				13,219,768

Chemicals & Plastics–0.00%

Lyondell Chemical Co., Class A (l)			383	31,161

Conglomerates–0.05%

Euramax International, Inc. (i)(l)			4,207	420,710

Drugs–0.00%

BPA Laboratories Class A Wts. expiring 04/29/24 (Acquired 04/29/2014; Cost $0) (i)(l)			5,562	0
Class B Wts. expiring 04/29/24 (Acquired 04/29/2014; Cost $0) (i)(l)			8,918	0
				0

Financial Intermediaries–0.00%

RJO Holdings Corp. (i)(l)			1,482	14,816
RJO Holdings Corp. Class A (i)(l)			1,142	571
RJO Holdings Corp. Class B (i)(l)			1,667	833
				16,220

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

	Shares	Value

Health Care–0.06%

RJO Holdings Corp. (i)(l)	134,992	$523,094

Home Furnishings–0.11%

Generation Brands Holding Inc. (i)(l)	4,863	875,340

Lodging & Casinos–1.04%

Twin River Management Group, Inc.(i)(l)	134,134	8,618,109

Publishing–0.46%

Affiliated Media, Inc. (i)(l)	46,746	1,367,310
Cygnus Business Media, Inc. (Acquired 07/19/2004; Cost $1,251,821) (i)(l)(m)	5,882	0
F&W Publications, Inc. (i)(l)	15,519	775,940
MC Communications, LLC (Acquired 07/02/2009; Cost $0) (i)(l)	333,084	0
Merrill Communications LLC Class A (i)(l)	399,283	1,597,132
Tribune Publishing Co.	4,118	48,263
		3,788,645

Retailers (except Food & Drug)–0.00%

Targus Group International, Inc. (Acquired 12/16/2009; Cost $0) (i)(l)	27,462	0

Telecommunications–0.00%

CTM Media Holdings Inc. (l)	1,270	32,994
Total Common Stocks & Other Equity Interests		27,765,625

Preferred Stocks–0.01%(k)

Building & Development–0.00%

Tamarack Resort LLC Class B (Acquired 03/07/2014; Cost $101,952)(i)	432	0

Financial Intermediaries–0.00%

RJO Holdings Corp. (i)(l)	324	21,090

Retailers (except Food & Drug)–0.00%

Vivarte (France) (Acquired 01/06/2016; Cost $0)(i)(l)	934	0

Utilities–0.01%

Genie Energy Ltd.	7,632	55,866
Total Preferred Stocks		76,956

Money Market Funds–2.12%

Liquid Assets Portfolio, Institutional Class, 0.44% (n)	8,796,026	8,796,026
Premier Portfolio , Institutional Class, 0.39% (n)	8,796,027	8,796,027
Total Money Market Funds		17,592,053
TOTAL INVESTMENTS(o)–142.96% (Cost $1,258,112,819)		1,188,636,629
BORROWINGS–(27.06)%		(225,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(15.04)%		(125,000,000)
OTHER ASSETS LESS LIABILITIES–(0.86)%		(7,161,234)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$831,475,395

Investment Abbreviations:

CDO	—Collateralized Debt Obligation	LOC	—Letter of Credit
CLO	—Collateralized Loan Obligation	PIK	—Payment in Kind
DIP	—Debtor-in-possession	SEK	—Swedish Krona
EUR	—Euro	Wts.	—Warrants
GBP	—British Pound Sterling

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.

(e)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cortefiel, S.A. PIK Term Loan B-1	4.25%	1.00%
Cortefiel, S.A. PIK Term Loan B-2	4.25	1.00
Cortefiel, S.A. PIK Term Loan B-3	4.25	1.00
Cortefiel, S.A. PIK Term Loan B-3	5.75	1.00
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
NewPage Corp., PIK DIP Roll-Up Term Loan	—	11.00
Tamarack Resort LLC, PIK Term Loan A	8.00	13.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50
Targus Group International, Inc., PIK	—	10.00
(f)	This variable rate interest will settle after May 31, 2016, at which time the interest rate will be determined.

(g)	The borrower has filed for protection in federal bankruptcy court.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities as of May 31, 2016 was $337,519, which represented less than 1% of the Trust’s Net Assets.

(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $174,788,153, which represented 21.02% of the Trust’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(k)	Securities acquired through the restructuring of senior loans.

(l)	Non-income producing security.

(m)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of May 31, 2016 was $4,644,666, which represented less than 1% of the Trust’s Net Assets. See Note 4.

(n)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2016.

(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Senior Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

                                 Invesco Senior Income Trust

A.	Security Valuations – (continued)

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

                                 Invesco Senior Income Trust

F.	Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Focus – To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Other Risks – The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

J.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

                                 Invesco Senior Income Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended May 31, 2016, there were transfers from Level 2 to Level 3 of $18,175,732, due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $30,307,781, due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$892,415,472	$79,103,310	$971,518,782
Bonds & Notes	—	113,818,421	1,668,976	115,487,397
Structured Products	—	56,195,816	—	56,195,816
Equity Securities	25,382,036	13,059,048	6,993,550	45,434,634
	25,382,036	1,075,488,757	87,765,836	1,188,636,629
Forward Foreign Currency Contracts*	—	646,798	—	646,798
Total Investments	$25,382,036	$1,076,135,555	$87,765,836	$1,189,283,427
*	Unrealized appreciation.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2016:

	Value at 02/29/16	Purchases	Sales	Accrued discounts/ premiums	Net realized gain	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value at 05/31/16
Variable Rate Senior Loan Interests	$81,582,007	$7,975,230	$(8,649,447)	$153,961	$323,769	$2,489,834	$18,175,732	$(22,947,776)	$79,103,310
Bonds & Notes	5,914,563	1,666,380	—	3,508	—	77,220	—	(5,992,695)	1,668,976
Equity Securities	8,482,707	—	—	—	—	(121,847)	—	(1,367,310)	6,993,550
Total	$95,979,277	$9,641,610	$(8,649,447)	$157,469	$323,769	$2,445,207	$18,175,732	$(30,307,781)	$87,765,836

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

                                 Invesco Senior Income Trust

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/15/16	State Street Bank & Trust Co.	EUR	27,509,817	USD	31,362,700	$30,622,069	$740,631
06/15/16	State Street Bank & Trust Co.	GBP	18,502,033	USD	26,701,379	26,799,477	(98,098)
06/15/16	State Street Bank & Trust Co.	SEK	1,476,843	USD	181,404	177,139	4,265
Total Forward Foreign Currency Contracts—Currency Risk							$646,798

Currency Abbreviations:

EUR	—	Euro
GBP	—	British Pound Sterling
SEK	—	Swedish Krona
USD	—	U.S. Dollar

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended May 31, 2016.

	Value 02/29/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 05/31/16	Dividend Income
Axia Inc., Common Shares	$4,412,433	$—	$—	$232,233	$—	$4,644,666	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Total	$4,412,433	$—	$—	$232,233	$—	$4,644,666	$—

NOTE 5 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of May 31, 2016. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount	Value
Arch Coal, Inc.	DIP Delayed Draw Term Loan	$ 1,925,132	$1,910,693
David’s Bridal, Inc.	Revolver Loan	1,994,854	1,815,317
Delta Air Lines, Inc.	Revolver Loan	1,075,818	1,056,992
Equinox Holdings Inc.	Revolver Loan	973,979	876,581
Getty Images, Inc.	Revolver Loan	2,844,511	2,432,056
Hearthside Group Holdings, LLC	Revolver Loan	1,236,963	1,226,820
IAP Worldwide Services, Inc.	Revolver Loan	1,254,805	1,229,709
Kenan Advantage Group Inc.	Strip Delayed Draw Term Loan 1	53,118	53,085
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	19,114	12,424
Post Holdings Inc.	Revolver Loan	2,057,149	2,055,863
Scientific Games International, Inc.	Multicurrency Revolver loan	1,934,402	1,740,962
Texas Competitive Electric Holdings	DIP Revolver Loan	8,934,473	8,934,473
		$ 24,304,318	$23,344,975

                                 Invesco Senior Income Trust

NOTE 6 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2016 was $179,109,917 and $162,938,025, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$26,374,392
Aggregate unrealized (depreciation) of investment securities	(99,883,515)
Net unrealized appreciation (depreciation) of investment securities	$(73,509,123)
Cost of investments for tax purposes is $1,262,145,752.

NOTE 7 — Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the three months ended May 31, 2016, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$2,844,511	$2,432,057
Citibank, N.A.	17,777,778	17,777,778
Goldman Sachs Lending Partners LLC	4,052,003	3,871,180
Total	$24,674,292	$24,081,015

                                 Invesco Senior Income Trust

Item 2.	Controls and Procedures.

(a)	As of May 25, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 25, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.